Offerings	Apr. 10, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	American Depositary Shares (ADSs)
Amount Registered | shares	21,250,917
Proposed Maximum Offering Price per Unit	1.37
Maximum Aggregate Offering Price	$ 29,113,756.29
Fee Rate	0.01381%
Amount of Registration Fee	$ 4,020.61
Offering Note	These ADSs consist of (i) 17,985,611 unsold ADSs held by BXLS V - Autobahn L.P., and (ii) up to an aggregate of 3,265,306 unsold ADSs that are issuable upon the exercise of outstanding warrants to purchase ADSs held by BXLS V - Autobahn L.P., collectively, the Unsold Blackstone Securities. The Unsold Blackstone Securities had been previously registered pursuant to (i) the registration statement on Form F-3 (File No. 333-264304), or the 2022 Registration Statement and (ii) the registration statement on Form S-1 (File No. 333-287097), or the 2025 Registration Statement. Pursuant to Rule 416 under the Securities Act, the ADSs being registered hereunder include such indeterminate number of ordinary shares as may be issuable with respect to the Unsold Blackstone Securities being registered hereunder as a result of stock splits, stock dividends or similar transactions. Estimated solely for the purpose of computing the amount of the registration fee pursuant to Rule 457(c) under the Securities Act of 1933, as amended. The calculation of the proposed maximum aggregate offering price of the ADSs is based on the average of the high and low price for ADSs on April 7, 2026, as reported on the Nasdaq Global Select Market.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	American Depositary Shares (ADSs)
Amount Registered | shares	33,333,333
Proposed Maximum Offering Price per Unit	1.37
Maximum Aggregate Offering Price	$ 45,666,666.21
Fee Rate	0.01381%
Amount of Registration Fee	$ 6,306.57
Offering Note	Estimated solely for the purpose of computing the amount of the registration fee pursuant to Rule 457(c) under the Securities Act of 1933, as amended. The calculation of the proposed maximum aggregate offering price of the ADSs is based on the average of the high and low price for ADSs on April 7, 2026, as reported on the Nasdaq Global Select Market. These ADSs consist of 33,333,333 unsold ADSs held by BioNTech SE, or the Unsold BioNTech Securities. The Unsold BioNTech Securities had been previously registered pursuant to (i) the registration statement on Form S-3 (File No. 333-278320), or the 2024 Registration Statement and (ii) the 2025 Registration Statement. Pursuant to Rule 416 under the Securities Act, the ADSs being registered hereunder include such indeterminate number of ordinary shares as may be issuable with respect to the Unsold BioNTech Securities being registered hereunder as a result of stock splits, stock dividends or similar transactions.